UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:          (212) 850-1864

Date of fiscal year end:              12/31

Date of reporting period:           9/30/04

FORM N-Q

ITEM 1.   SCHEDULE OF INVESTMENTS.

SELIGMAN GROWTH FUND, INC.
Schedule of Investments (unaudited)
September 30, 2004

COMMON STOCKS 98.6%

	Shares or Prin. Amt.		Value

Aerospace and Defense 4.1%
Boeing	200,800	shs.	$10,365,296
Honeywell International	107,000		3,837,020
United Technologies	57,900		5,406,702

			19,609,018

Automobiles 0.6%
Harley-Davidson	49,400		2,936,336

Beverages 3.0%
Coca-Cola	200,120		8,014,806
PepsiCo	133,200		6,480,180

			14,494,986

Biotechnology 4.8%
Amgen*	217,130		12,331,898
Biogen Idec*	84,700		5,180,676
Gilead Sciences*	71,000		2,653,625
MedImmune*	103,100		2,441,924

			22,608,123

Communications Equipment 5.3%
Cisco Systems*	568,950		10,272,392
Nokia (ADR) (Finland)	533,500		7,319,620
QUALCOMM	192,160		7,500,966

			25,092,978

Computers and Peripherals 5.3%
Dell*	220,980		7,855,839
EMC*	667,200		7,699,488
International Business Machines	112,130		9,614,026

			25,169,353

Consumer Finance 0.8%
MBNA	157,200		3,961,440

Energy Equipment and Services 1.5%
Schlumberger	103,700		6,980,047

Food and Staples Retailing 2.9%
Wal-Mart Stores	213,900		11,379,480
Walgreen	65,700		2,354,031

			13,733,511

Health Care Equipment and Supplies 4.7%
Baxter International	88,300		2,839,728
Guidant	65,500		4,325,620
Medtronic	113,300		5,880,270
St. Jude Medical*	54,200		4,079,634
Zimmer Holdings*	65,600		5,185,024

			22,310,276

Health Care Providers and Services 1.4%
UnitedHealth Group	92,400		6,813,576

Hotels, Restaurants and Leisure 2.5%
Hilton Hotels	479,200		9,028,128
Starbucks*	62,300		2,834,339

			11,862,467

Household Products 2.6%
Procter & Gamble	227,840		12,330,701

Industrial Conglomerates 7.7%
3M	59,400		4,750,218
General Electric	653,190		21,934,120
Tyco International	315,300		9,667,098

			36,351,436

Insurance 3.2%
AFLAC	266,800		10,461,228
American International Group	72,900		4,956,471

			15,417,699

Internet and Catalog Retail 1.0%
eBay*	52,680		4,844,716

IT Services 4.0%
Accenture (Class A)* (Bermuda)	421,300		11,396,165
First Data	118,200		5,141,700
Fiserv*	68,400		2,384,082

			18,921,947

Machinery 3.0%
Caterpillar	100,000		8,045,000
Deere	99,600		6,429,180

			14,474,180

Media 2.1%
News Corp. (ADR) (Australia)	142,500		4,683,975
Time Warner*	317,800		5,129,292

			9,813,267

Multi-Line Retail 3.5%
Kohl's*	183,400		8,838,046
Target	174,500		7,896,125

			16,734,171

Pharmaceuticals 13.7%
Abbott Laboratories	198,000		8,387,280
Johnson & Johnson	306,260		17,251,626
Merck	166,980		5,510,340
Pfizer	708,468		21,679,121
Sanofi-Aventis (ADR) (France)	67,000		2,452,870
Schering-Plough	254,800		4,856,488
Wyeth	128,400		4,802,160

			64,939,885

Semiconductors and Semiconductor Equipment 8.7%
Broadcom (Class A)*	266,700		7,276,909
Intel	965,860		19,355,834
Texas Instruments	686,000		14,598,080

			41,230,823

Software 9.1%
Computer Associates International	489,700		12,879,110
Microsoft	894,400		24,725,688
Oracle*	487,790		5,509,588

			43,114,386

Specialty Retail 3.1%
Bed Bath & Beyond*	206,800		7,675,382
Home Depot	176,200		6,907,040

			14,582,422

Total Common Stocks			468,327,744

REPURCHASE AGREEMENT 2.5%
State Steet Bank & Trust 1.58%, dated 9/30/2004, maturing 10/1/2004 in the amount of $11,909,523, collateralized by: $11,910,000 US Treasury Notes
4.25%, 11/15/2013, with a fair market value of $12,267,300	$11,909,000		11,909,000

Total Investments 101.1%			480,236,744

Other Assets Less Liabilities (1.1)%			(5,495,144)

Net Assets 100.0%			$474,741,600

_____________

  *  Non-income producing security.
ADR — American Depositary Receipts.
The cost of investments for federal income tax purposes was $480,751,621. The tax basis gross appreciation and depreciation of portfolio securities were $40,500,729 and $41,015,606, respectively. Net depreciation was $514,877.
Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2.   CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	November 24, 2004

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.